PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation expense
Depreciation of property and equipment	¥ 3,204,351	¥ 2,947,200	¥ 2,399,451
Costs of revenue
Depreciation expense
Depreciation of property and equipment	2,999,008	2,722,169	2,264,620
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	200,479	218,567	129,128
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 4,864	¥ 6,464	¥ 5,703